iShares
®
ESG MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited)
April 30, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .7%
Huntington Ingalls Industries, Inc. .............. 39 $ 10,801
L3Harris Technologies, Inc. .................. 84 17,980
RTX Corp. ............................. 477 48,425
77,206
a
Air Freight & Logistics  —  1 .4%
CH Robinson Worldwide, Inc. ................ 636 45,156
Expeditors International of Washington, Inc. ....... 807 89,827
United Parcel Service, Inc. , Class B ............ 146 21,532
156,515
a
Beverages  —  2 .4%
Coca-Cola Co. (The) ...................... 1,641 101,365
Keurig Dr Pepper, Inc. ..................... 659 22,208
PepsiCo, Inc. ........................... 844 148,468
272,041
a
Biotechnology  —  5 .1%
Amgen, Inc. ............................ 560 153,406
Gilead Sciences, Inc. ...................... 1,924 125,445
Incyte Corp.
(a)
........................... 480 24,984
Regeneron Pharmaceuticals, Inc.
(a)
............. 113 100,644
Vertex Pharmaceuticals, Inc.
(a)
................ 460 180,693
585,172
a
Building Products  —  1 .3%
Johnson Controls International PLC ............ 369 24,011
Trane Technologies PLC .................... 389 123,445
147,456
a
Capital Markets  —  2 .7%
Cboe Global Markets, Inc. ................... 576 104,342
CME Group, Inc. , Class A ................... 247 51,781
Intercontinental Exchange, Inc. ............... 323 41,590
S&P Global, Inc. ......................... 276 114,769
312,482
a
Chemicals  —  0 .5%
Ecolab, Inc. ............................ 170 38,445
Linde PLC ............................. 31 13,670
52,115
a
Commercial Services & Supplies  —  3 .0%
Republic Services, Inc. ..................... 109 20,895
Rollins, Inc. ............................. 170 7,575
Veralto Corp. ............................ 1,277 119,630
Waste Management, Inc. .................... 948 197,203
345,303
a
Communications Equipment  —  3 .5%
Cisco Systems, Inc. ....................... 3,397 159,591
F5, Inc.
(a)
.............................. 67 11,076
Juniper Networks, Inc. ..................... 1,753 61,039
Motorola Solutions, Inc. .................... 513 173,984
405,690
a
Consumer Staples Distribution & Retail  —  1 .2%
Kroger Co. (The) ......................... 2,442 135,238
a
Containers & Packaging  —  0 .6%
Amcor PLC ............................. 7,895 70,581
a
Distributors  —  0 .4%
LKQ Corp. ............................. 1,028 44,338
a
Security Shares Value
a
Diversified Telecommunication Services  —  1 .8%
AT&T, Inc. .............................. 2,305 $ 38,932
Verizon Communications, Inc. ................ 4,251 167,872
206,804
a
Electric Utilities  —  1 .9%
Eversource Energy ....................... 1,905 115,481
Exelon Corp. ............................ 1,266 47,576
NextEra Energy, Inc. ...................... 840 56,255
219,312
a
Electronic Equipment, Instruments & Components  —  0 .9%
Keysight Technologies, Inc.
(a)
................. 710 105,037
a
Entertainment  —  1 .1%
Electronic Arts, Inc. ....................... 1,027 130,244
a
Financial Services  —  2 .7%
Fiserv, Inc.
(a)
............................ 205 31,297
Jack Henry & Associates, Inc. ................ 263 42,787
Mastercard, Inc. , Class A .................... 243 109,642
Visa, Inc. , Class A ........................ 472 126,784
310,510
a
Food Products  —  4 .2%
Campbell Soup Co. ....................... 1,054 48,178
General Mills, Inc. ........................ 2,557 180,166
Hormel Foods Corp. ....................... 1,640 58,319
J M Smucker Co. (The) ..................... 145 16,653
Kellanova .............................. 1,495 86,501
Kraft Heinz Co. (The) ...................... 1,430 55,212
McCormick & Co., Inc. , NVS ................. 494 37,574
482,603
a
Ground Transportation  —  0 .4%
Old Dominion Freight Line, Inc. ............... 244 44,337
a
Health Care Equipment & Supplies  —  0 .7%
Hologic, Inc.
(a)
........................... 852 64,556
Solventum Corp.
(a)
........................ 216 14,042
78,598
a
Health Care Providers & Services  —  6 .0%
Cardinal Health, Inc. ....................... 92 9,480
Cencora, Inc. ........................... 420 100,401
Cigna Group (The) ........................ 176 62,839
Elevance Health, Inc. ...................... 168 88,802
Humana, Inc. ........................... 143 43,199
McKesson Corp. ......................... 292 156,865
Quest Diagnostics, Inc. ..................... 613 84,704
UnitedHealth Group, Inc. .................... 306 148,012
694,302
a
Health Care REITs  —  0 .4%
Welltower, Inc. ........................... 426 40,589
a
Hotels, Restaurants & Leisure  —  2 .0%
Domino's Pizza, Inc. ....................... 90 47,635
McDonald's Corp. ........................ 457 124,779
Yum! Brands, Inc. ........................ 385 54,381
226,795
a
Household Products  —  4 .1%
Church & Dwight Co., Inc. ................... 482 52,003
Clorox Co. (The) ......................... 260 38,446
Colgate-Palmolive Co. ..................... 1,967 180,807
Kimberly-Clark Corp. ...................... 531 72,498

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
ESG MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Household Products (continued)
Procter & Gamble Co. (The) ................. 811 $ 132,355
476,109
a
Industrial Conglomerates  —  1 .4%
3M Co. ................................ 865 83,481
Honeywell International, Inc. ................. 394 75,936
159,417
a
Insurance  —  4 .8%
Aon PLC , Class A ........................ 21 5,922
Arthur J Gallagher & Co. .................... 117 27,459
Assurant, Inc. ........................... 112 19,533
Marsh & McLennan Companies, Inc. ............ 825 164,530
Progressive Corp. (The) .................... 684 142,443
Travelers Companies, Inc. (The) ............... 839 178,002
Willis Towers Watson PLC ................... 70 17,580
555,469
a
IT Services  —  4 .6%
Accenture PLC , Class A .................... 490 147,446
Akamai Technologies, Inc.
(a)
.................. 442 44,611
Cognizant Technology Solutions Corp. , Class A ..... 503 33,037
Gartner, Inc.
(a)
........................... 181 74,679
GoDaddy, Inc. , Class A
(a)
.................... 131 16,032
International Business Machines Corp. .......... 1,062 176,504
VeriSign, Inc.
(a)
.......................... 237 40,167
532,476
a
Leisure Products  —  0 .3%
Hasbro, Inc. ............................ 630 38,619
a
Machinery  —  1 .1%
CNH Industrial N.V.
(a)
...................... 5,451 62,141
Otis Worldwide Corp. ...................... 267 24,350
Xylem, Inc. ............................. 268 35,028
121,519
a
Media  —  0 .1%
Comcast Corp. , Class A .................... 267 10,175
a
Metals & Mining  —  1 .3%
Newmont Corp. .......................... 3,566 144,922
a
Multi-Utilities  —  4 .0%
CMS Energy Corp. ........................ 1,098 66,550
Consolidated Edison, Inc. ................... 1,701 160,574
Public Service Enterprise Group, Inc. ........... 2,561 176,914
Sempra ............................... 745 53,364
457,402
a
Oil, Gas & Consumable Fuels  —  3 .7%
Cheniere Energy, Inc. ...................... 701 110,632
Chevron Corp. ........................... 279 44,994
Hess Corp. ............................. 195 30,710
Marathon Petroleum Corp. .................. 424 77,049
ONEOK, Inc. ............................ 1,438 113,775
Phillips 66 .............................. 322 46,114
Valero Energy Corp. ....................... 49 7,834
431,108
a
Pharmaceuticals  —  5 .2%
Bristol-Myers Squibb Co. .................... 2,121 93,197
Eli Lilly & Co. ........................... 172 134,349
Johnson & Johnson ....................... 832 120,299
Merck & Co., Inc. ......................... 1,402 181,166
Security Shares Value
a
Pharmaceuticals (continued)
Zoetis, Inc. , Class A ....................... 470 $ 74,843
603,854
a
Professional Services  —  1 .7%
Automatic Data Processing, Inc. ............... 629 152,149
Broadridge Financial Solutions, Inc. ............ 180 34,814
Leidos Holdings, Inc. ...................... 92 12,900
199,863
a
Real Estate Management & Development  —  0 .4%
CBRE Group, Inc. , Class A
(a)
................. 507 44,053
a
Semiconductors & Semiconductor Equipment  —  2 .1%
Intel Corp. ............................. 429 13,072
NXP Semiconductors NV ................... 187 47,907
Texas Instruments, Inc. ..................... 1,054 185,947
246,926
a
Software  —  9 .5%
Adobe, Inc.
(a)
............................ 244 112,931
Aspen Technology, Inc.
(a)
.................... 91 17,915
Autodesk, Inc.
(a)
.......................... 97 20,646
Cadence Design Systems, Inc.
(a)
.............. 483 133,129
Fair Isaac Corp.
(a)
......................... 31 35,133
Gen Digital, Inc. .......................... 3,141 63,260
Intuit, Inc. .............................. 37 23,148
Microsoft Corp. .......................... 434 168,969
Oracle Corp. ............................ 823 93,616
PTC, Inc.
(a)
............................. 538 95,463
Roper Technologies, Inc. .................... 313 160,087
Salesforce, Inc. .......................... 300 80,682
ServiceNow, Inc.
(a)
........................ 19 13,173
Synopsys, Inc.
(a)
......................... 81 42,978
Workday, Inc. , Class A
(a)
.................... 124 30,347
1,091,477
a
Specialized REITs  —  0 .6%
Equinix, Inc. ............................ 105 74,667
a
Specialty Retail  —  3 .3%
AutoZone, Inc.
(a)
......................... 17 50,259
Best Buy Co., Inc. ........................ 106 7,806
Home Depot, Inc. (The) .................... 447 149,396
Lowe's Companies, Inc. .................... 447 101,912
TJX Companies, Inc. (The) .................. 61 5,739
Tractor Supply Co. ........................ 127 34,681
Ulta Beauty, Inc.
(a)
........................ 65 26,315
376,108
a
Technology Hardware, Storage & Peripherals  —  1 .6%
Apple, Inc. ............................. 298 50,758
Hewlett Packard Enterprise Co. ............... 7,002 119,034
NetApp, Inc. ............................ 161 16,456
186,248
a
Trading Companies & Distributors  —  3 .5%
Fastenal Co. ............................ 127 8,629
Ferguson PLC ........................... 989 207,591
WW Grainger, Inc. ........................ 203 187,034
403,254
a
Water Utilities  —  0 .7%
American Water Works Co., Inc. ............... 671 82,077
a

iShares
®
ESG MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2024
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Security Shares Value
a
Wireless Telecommunication Services  —  0 .9%
T-Mobile U.S., Inc. ........................ 655 $ 107,531
a
Total Long-Term Investments — 99.8%
(Cost: $ 12,002,995 ) ................................. 11,486,542
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.28%
(b) (c)
............................ 33,871 $ 33,871
a
Total Short-Term Securities — 0.3%
(Cost: $ 33,871 ) .................................... 33,871
Total Investments — 100.1%
(Cost: $ 12,036,866 ) ................................. 11,520,413
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (14,569)
Net Assets — 100.0% ................................. $ 11,505,844
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
  Shares Held
at 04/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 106,858  $ —  $ (106,857)
(b)
$ (1) $ —  $ —  —  $ 197
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 12,074  21,797
(b)
—  —  —  33,871  33,871  976  —
$ (1) $ —
$ 33,871
$ 1,173  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
ESG MSCI USA Min Vol Factor ETF
4
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 11,486,542 $ — $ — $ 11,486,542
Short-Term Securities
Money Market Funds ...................................... 33,871 — — 33,871
$ 11,520,413 $ — $ — $ 11,520,413
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)